SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Year Ended December 31
(US$ MILLIONS)	2017	2016	2015
Interest paid	$103	$74	46
Income taxes paid	$41	$9	4

Disclosure of changes in non-cash working capital
Details of "Changes in non-cash working capital, net" on the consolidated statements of cash flow are as follows:

	Year Ended December 31
(US$ MILLIONS)	2017	2016	2015
Accounts receivable	$(520)	$(55)	(516)
Inventory	(259)	60	52
Prepayments and other	185	(123)	(122)
Accounts payable and other	503	127	646
Changes in non-cash working capital, net	$(91)	$9	$60

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of liabilities arising from financing activities as at December 31, 2017:

(US$ MILLIONS)	Borrowings
Balance at January 1, 2017	$1,551
Cash flows	349
Non-cash changes:
Acquisitions / (Disposition) of subsidiaries	1,386
Foreign currency translation	(7)
Fair value	—
Other changes	(14)
Balance at December 31, 2017	$3,265